Employee compensation and benefits - Income statement charge (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Employee Compensation And Benefits [Abstract]
Percentage increase in plan liabilities due to past service cost				0.90%	0.90%
Past service cost, net defined benefit liability (asset)	$ 17	£ 13		$ 239	£ 187
Defined benefit pension plans	146		$ 176	355
Defined contribution pension plans	775		758	756
Pension plans	921		934	1,111
Defined benefit and contribution healthcare plans	25		15	21
Post-employment benefits	$ 946		$ 949	$ 1,132